Performance Management - NAA Allocation ETF	Nov. 03, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE SUMMARY
Performance Narrative [Text Block]

As of the close of business on or about December 4, 2026, the Predecessor Fund transferred its assets and liabilities to the Fund in a tax-free reorganization (the “Reorganization”). The Fund and the Predecessor Fund have identical investment objectives and fundamental investment policies, as well as substantially similar investment strategies. However, ETFs, such as the Fund, are structurally different from mutual funds, such as the Predecessor Fund, in several important aspects, including the ability for ETF shareholders to trade shares intraday on an exchange at market prices, the full daily transparency of the ETF’s portfolio holdings and the potential for increased tax efficiency.

The performance of the Predecessor Fund for the periods prior to December 4, 2026 has not been restated to reflect the annual operating expense of the Fund, which are lower than those of the Predecessor Fund. Because the Fund has different fees and expenses than the Predecessor Fund, the Fund would also have different performance results. Additionally, if the Predecessor Fund had operated as an ETF, its performance may have differed.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling (800) 922-4104 or visiting the Fund’s website at www.naafunds.com.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one, five, and ten year or, if shorter, since inception periods, as applicable, for the Fund’s shares compare with those of a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s year-to-date return through September 30, 2026 is 11.89%.

During the periods shown in the chart above:	Quarter Ended	Return
Highest Quarter	June 30, 2020	18.52%
Lowest Quarter	March 31, 2020	-26.41%

Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	11.89%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(26.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	One Year	Five Years	10 Years
NAA Allocation ETF
Return Before Taxes	13.83%	10.59%	11.25%
Return After Taxes on Distributions	10.78%	7.94%	9.17%
Return After Taxes on Distributions and Sale of Fund Shares	9.21%	7.53%	8.57%
Blended Allocation Index (reflects no deductions for fees, expenses, or taxes)	13.62%	8.64%	10.02%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Morningstar Moderately Aggressive Allocation Category Average (reflects no deductions for fees, expenses, or taxes)	14.02%	8.71%	9.48%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses, or taxes
Performance Table Closing [Text Block]

The Blended Allocation Index is a custom benchmark comprised of the S&P 500 Index (60%) and the S&P Aggregate Bond Index (40%). The S&P 500 Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. The S&P Aggregate Bond Index is designed to measure the performance of publicly issued U.S. dollar denominated investment-grade debt.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.naafunds.com
Performance Availability Phone [Text]	(800) 922-4104